Financial Assets and liabilities - Summary of Reconciliation of Level 3 fair value measurements (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Balance	$ 864,094
Total change in fair value of warrants:
Balance	1,118,499	$ 864,094
Warrants [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Balance	362	16,860
Total change in fair value of warrants:
(loss) or profit	2,182	(16,498)
Balance	$ 2,544	$ 362